UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [X]; Amendment Number:   1
                                               -----
   This  Amendment (Check only one.): [X] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Cincinnati Financial Corporation
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck        Fairfield, Ohio          August 20, 2012
------------------------        ---------------          ---------------
Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.       File No.    Name
01        28-10753    The Cincinnati Insurance Company
02        28-10754    The Cincinnati Life Insurance Company
03        28-10755    The Cincinnati Casualty Company
04        28-10756    The Cincinnati Indemnity Company
05        28-12741    The Cincinnati Specialty Underwriters Insurance Company
06        28-14579    CSU Producer Resources, Inc.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers           0
                                            -------
Form 13F Information Table Entry Total:     67
                                            -------
Form 13F Information Table Value Total      875,982
                                            -------
                                            (thousands)

List of Other Included Managers: None

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
                               Column 2   Column 3     Column 4      Column 5                 Column 6  Column 7        Column 8
                               Title of                                                     Investment
              Issuer             Class      Cusip      FMV (000)  Shares/Principal  SH/PRN       Dis  Oth Mgrs     Sole  Shared None
3M CO                          COM        88579Y101       16,934         189,000     SH         SOLE             189,000      -    -
ABBOTT LABORATORIES            COM        002824100       14,042         217,800     SH         SOLE             217,800      -    -
AGL RESOURCES INC              COM        001204106       24,645         635,997     SH         SOLE             635,997      -    -
AMERIGAS PARTNERS-LP           COM        030975106          322           7,900     SH         SOLE               7,900      -    -
AT&T INC                       COM        00206R102       19,328         542,000     SH         SOLE             542,000      -    -
AUTOMATIC DATA PROCESSING      COM        053015103        5,566         100,000     SH         SOLE             100,000      -    -
BAXTER INTERNATIONAL INC       COM        071813109       12,490         235,000     SH         SOLE             235,000      -    -
BLACKROCK INC                  COM        09247X101        5,944          35,000     SH         SOLE              35,000      -    -
BOARDWALK PIPELINE PARTNERS    COM        096627104        1,045          37,838     SH         SOLE              37,838      -    -
BUCKEYE PARTNERS LP            COM        118230101        2,045          39,201     SH         SOLE              39,201      -    -
CHEVRON CORP                   COM        166764100       25,320         240,000     SH         SOLE             240,000      -    -
CHUBB CORP                     COM        171232101        5,019          68,923     SH         SOLE              68,923      -    -
CISCO SYSTEMS INC              COM        17275R102       30,640       1,784,500     SH         SOLE           1,784,500      -    -
CONOCOPHILLIPS                 COM        20825C104        5,588         100,000     SH         SOLE             100,000      -    -
COPANO ENERGY LLC-UNITS        COM        217202100          917          32,993     SH         SOLE              32,993      -    -
DCP MIDSTREAM PARTNERS LP      COM        23311P100          742          17,600     SH         SOLE              17,600      -    -
DOVER CORP                     COM        260003108       42,716         796,800     SH         SOLE             796,800      -    -
DUKE ENERGY CORP               COM        26441C105       19,739         856,000     SH         SOLE             856,000      -    -
EL PASO PIPELINE PARTNERS LP   COM        283702108        1,825          53,980     SH         SOLE              53,980      -    -
EMERSON ELECTRIC CO            COM        291011104       12,663         271,845     SH         SOLE             271,845      -    -
ENBRIDGE ENERGY PARTNERS LP    COM        29250R106        2,716          88,279     SH         SOLE              88,279      -    -
ENERGY TRANSFER EQUITY LP      COM        29273V100        2,821          68,774     SH         SOLE              68,774      -    -
ENERGY TRANSFER PARTNERS LP    COM        29273R109        3,595          81,355     SH         SOLE              81,355      -    -
ENTERPRISE PRODUCTS PARTNERS   COM        293792107       13,239         258,365     SH         SOLE             258,365      -    -
GENERAL MILLS INC              COM        370334104       15,956         414,000     SH         SOLE             414,000      -    -
GENUINE PARTS CO               COM        372460105       49,586         823,000     SH         SOLE             823,000      -    -
HASBRO INC                     COM        418056107        8,827         260,600     SH         SOLE             260,600      -    -
HONEYWELL INTERNATIONAL INC    COM        438516106       52,908         947,500     SH         SOLE             947,500      -    -
INERGY LP                      COM        456615103          938          50,355     SH         SOLE              50,355      -    -
INTEL CORP                     COM        458140100       18,141         680,700     SH         SOLE             680,700      -    -
INTL BUSINESS MACHINES CORP    COM        459200101       33,249         170,000     SH         SOLE             170,000      -    -
JOHNSON & JOHNSON              COM        478160104       20,268         300,000     SH         SOLE             300,000      -    -
JP MORGAN CHASE                COM        46625H100        2,144          60,000     SH         SOLE              60,000      -    -
KINDER MORGAN ENERGY PRTNRS    COM        494550106        7,830          99,641     SH         SOLE              99,641      -    -
LEGGETT & PLATT INC            COM        524660107        2,007          95,000     SH         SOLE              95,000      -    -
LINEAR TECHNOLOGY CORP         COM        535678106       24,882         794,200     SH         SOLE             794,200      -    -
LINN ENERGY LLC-UNITS          COM        536020100        3,515          92,265     SH         SOLE              92,265      -    -
MAGELLAN MIDSTREAM PARTNERS    COM        559080106        3,751          53,102     SH         SOLE              53,102      -    -
MARKWEST ENERGY PARTNERS LP    COM        570759100        2,195          44,515     SH         SOLE              44,515      -    -
MCDONALD'S CORP                COM        580135101       39,629         447,638     SH         SOLE             447,638      -    -
MEDTRONIC INC                  NOTE       585055AM8        2,356       2,350,000     PRN        SOLE                   -      -    -
MEDTRONIC INC                  NOTE       585055AK2        1,905       1,900,000     PRN        SOLE                   -      -    -
MERIDIAN BIOSCIENCE INC        COM        589584101       15,959         780,000     SH         SOLE             780,000      -    -
MICROCHIP TECHNOLOGY INC       COM        595017104       20,179         610,000     SH         SOLE             610,000      -    -
MICROSOFT CORP                 COM        594918104       28,296         925,000     SH         SOLE             925,000      -    -
NORFOLK SOUTHERN CORP          COM        655844108       15,603         217,409     SH         SOLE             217,409      -    -
NUSTAR ENERGY LP               COM        67058H102        1,457          27,030     SH         SOLE              27,030      -    -
ONEOK PARTNERS LP              COM        68268N103        3,146          58,531     SH         SOLE              58,531      -    -
PAYCHEX INC                    COM        704326107       25,128         800,000     SH         SOLE             800,000      -    -
PEPSICO INC                    COM        713448108       53,666         759,500     SH         SOLE             759,500      -    -
PFIZER INC                     COM        717081103        9,062         394,000     SH         SOLE             394,000      -    -
PLAINS ALL AMER PIPELINE LP    COM        726503105        5,649          69,909     SH         SOLE              69,909      -    -
PRAXAIR INC                    COM        74005P104       12,286         113,000     SH         SOLE             113,000      -    -
PROCTER & GAMBLE CO/THE        COM        742718109        3,056          49,900     SH         SOLE              49,900      -    -
REGENCY ENERGY PARTNERS LP     COM        75885Y107        1,440          60,585     SH         SOLE              60,585      -    -
RPM INTERNATIONAL INC          COM        749685103       22,433         824,725     SH         SOLE             824,725      -    -
SPECTRA ENERGY CORP            COM        847560109        7,727         265,900     SH         SOLE             265,900      -    -
SUBURBAN PROPANE PARTNERS LP   COM        864482104          575          13,928     SH         SOLE              13,928      -    -
SUNOCO LOGISTICS PARTNERS LP   COM        86764L108        1,168          32,216     SH         SOLE              32,216      -    -
TARGA RESOURCES PARTNERS LP    COM        87611X105        1,247          34,979     SH         SOLE              34,979      -    -
TC PIPELINES LP                COM        87233Q108          306           7,100     SH         SOLE               7,100      -    -
UNITED TECHNOLOGIES CORP       COM        913017109        1,586          21,000     SH         SOLE              21,000      -    -
US BANCORP                     COM        902973304        4,342         135,000     SH         SOLE             135,000      -    -
VERIZON COMMUNICATIONS INC     COM        92343V104       30,339         682,700     SH         SOLE             682,700      -    -
WAL-MART STORES INC            COM        931142103       48,209         691,464     SH         SOLE             691,464      -    -
WESTERN GAS PARTNERS LP        COM        958254104          995          22,812     SH         SOLE              22,812      -    -
WILLIAMS PARTNERS LP           COM        96950F104        2,140          40,973     SH         SOLE              40,973      -    -
                                                         875,982